Subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Proprietary Limited	100%	South Africa	Gaming operations
Baytree Interactive Limited	100%	Guernsey	Gaming operations
Betway Limited	99.9%	Malta	Gaming operations
City Views Limited	100%	Guernsey	Holding company